Touchstone Funds Group Trust

303 Broadway, Suite 1100

Cincinnati, OH 45202

August 3, 2012

Via EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Touchstone Funds Group Trust (the “Trust”) 1933 Act File No. 333-182176

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the “1933 Act”) the undersigned certifies on behalf of Touchstone Funds Group Trust (the “Trust”) that the form of the combined prospectus/proxy statement dated July 23, 2012 that would have been filed under Rule 497(b) of the 1933 Act did not differ from the combined prospectus/proxy statement contained in the Post-Effective Amendment No. 1 (the “Amendment”) to the Trust’s Registration Statement on Form N-14. The Amendment was filed with the U.S. Securities and Exchange Commission electronically via EDGAR on July 25, 2012 (Accession No. 0001534424-12-000150).

If you have any questions or comments relating to this certification, please contact the undersigned at 513.362.8303.

Very truly yours,
/s/ Joseph G. Melcher
Joseph G. Melcher

cc:	John M. Ford, Esq.
Lisa D. Zeises, Esq.